Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of Cash and cash equivalents and restricted cash reported within the consolidated balance sheets
Cash and cash equivalents	$ 96,615,599	¥ 630,416,786		¥ 711,205,698	¥ 1,298,565,042
Restricted cash	4,110,216	26,819,159		1,100,000	4,000,000
Cash, cash equivalents and restricted cash	$ 100,725,815	¥ 657,235,945	$ 109,165,624	¥ 712,305,698	¥ 1,302,565,042	¥ 1,527,777,270